STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Australia - 6.6%
Aurizon Holdings	308,960		889,247
BHP Group	22,450		714,979
National Australia Bank	37,560		841,294
Suncorp Group	46,060		374,517
Wesfarmers	55,820		1,888,845
Westpac Banking	4,140		70,984
Woodside Energy Group	4,057		86,285
			4,866,151
Belgium - .5%
Proximus	23,050		398,095
Brazil - 1.0%
CPFL Energia	49,910		351,388
Vale	21,520		391,816
			743,204
Canada - 10.0%
Canadian Natural Resources	9,170		606,887
Enbridge	30,000		1,385,856
Great-West Lifeco	15,130		415,197
IGM Financial	13,770		424,145
Manulife Financial	36,060		667,973
Royal Bank of Canada	17,120		1,788,948
The Toronto-Dominion Bank	27,620		2,110,724
			7,399,730
China - 6.0%
Alibaba Group Holding, ADR	5,610	[a]	538,841
Bank of China, Cl. H	1,453,340		582,019
Cosco Shipping Holdings, Cl. H	393,330		695,805
Industrial & Commercial Bank of China, Cl. H	397,090		238,252
JD.com, Cl. A	671		18,967
Lenovo Group	445,510		436,724
Sinotruk Hong Kong	253,460		360,795
Tencent Holdings	14,090		649,392
Xinyi Solar Holdings	91,390		161,759
Zhejiang Expressway, Cl. H	903,830		795,897
			4,478,451
Czech Republic - 2.2%
CEZ	33,880	[a]	1,649,935
Finland - 2.4%
Nordea Bank	105,300		1,072,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Finland - 2.4% (continued)
Sampo, Cl. A	16,030		725,448
			1,797,605
France - 6.1%
AXA	73,410		1,856,816
Bouygues	5,340		184,414
Credit Agricole	9,130		101,381
Euroapi	278	[a]	4,041
Eutelsat Communications	34,860		413,929
Sanofi	6,424		686,007
TotalEnergies	19,750		1,167,694
Unibail-Rodamco-Westfield	2,150	[a]	151,388
			4,565,670
Germany - 3.6%
Allianz	2,520		527,827
Bayer	7,279		520,228
Deutsche Post	27,400		1,132,971
Mercedes-Benz Group	2,140		152,127
SAP	3,070		305,819
			2,638,972
Greece - 1.5%
OPAP	76,890		1,146,306
Hong Kong - .9%
PCCW	722,690		393,254
Power Assets Holdings	40,220		262,743
			655,997
Italy - 1.8%
Eni	88,000		1,333,054
Japan - 14.8%
Aozora Bank	17,660		364,884
Canon	31,360		788,052
Honda Motor	45,500		1,130,463
ITOCHU	54,100		1,547,943
Japan Tobacco	32,560		591,110
Mitsubishi	24,010		824,314
Mitsui & Co.	29,490		738,893
MS&AD Insurance Group Holdings	27,370		868,596
Otsuka	13,980		442,131
Softbank	29,150		334,516
Sumitomo	53,980		773,578
Takeda Pharmaceutical	44,300		1,273,472
Tokyo Electron	2,930		1,341,797
			11,019,749
Malaysia - .2%
British American Tobacco Malaysia	28,890		83,356

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Malaysia - .2% (continued)
Top Glove	254,460		81,404
			164,760
Malta - .0%
Lighthouse Properties	10,994		5,341
Mexico - 1.3%
Grupo Mexico, Ser. B	199,780		986,389
Netherlands - 1.1%
ASML Holding	880		507,453
NN Group	5,790		288,261
			795,714
New Zealand - 2.0%
Spark New Zealand	481,050		1,521,249
Norway - .1%
Telenor	4,830		66,667
Poland - .9%
Powszechny Zaklad Ubezpieczen	87,260		661,867
Portugal - .8%
Galp Energia	46,020		602,057
Singapore - .7%
DBS Group Holdings	16,291		367,063
Singapore Telecommunications	74,800		141,205
			508,268
South Africa - .9%
Kumba Iron Ore	13,940		523,537
Resilient REIT	22,904		79,798
Vodacom Group	8,500		79,801
			683,136
South Korea - 2.4%
KT&G	12,530		860,730
Samsung Electronics	16,580		902,896
			1,763,626
Spain - 2.4%
ACS Actividades de Construccion y Servicios	28,880	[a]	819,737
Endesa	14,900		330,125
Telefonica	112,625		609,249
			1,759,111
Sweden - .6%
Telia	102,950		422,226
Switzerland - 6.0%
Nestle	8,840		1,081,693
Novartis	10,020		909,651
Roche Holding	2,621		892,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Switzerland - 6.0% (continued)
Zurich Insurance Group	3,375		1,545,799
			4,429,363
Taiwan - 6.6%
Asia Cement	120,690	[a]	184,002
Asustek Computer	55,890	[a]	655,542
Catcher Technology	152,730	[a]	861,066
China Steel	180,420	[a]	214,348
Formosa Plastics	99,910	[a]	360,896
Micro-Star International	58,200		269,793
Nan Ya Plastics	73,730	[a]	216,266
Pegatron	96,910		231,844
Quanta Computer	85,940	[a]	235,174
Taiwan Semiconductor Manufacturing	70,490		1,351,656
Uni-President Enterprises	3,580		8,300
United Microelectronics	155,460		275,106
			4,863,993
Thailand - .0%
BTS Group Holdings	49,310		12,839
Turkey - .7%
Ford Otomotiv Sanayi	26,488		498,585
United Arab Emirates - .5%
Dubai Islamic Bank	218,598		353,985
United Kingdom - 12.4%
abrdn	68,740		169,210
Anglo American	8,210		401,938
BP	144,710		784,365
British American Tobacco	34,610		1,527,432
GlaxoSmithKline	91,946		2,008,484
Imperial Brands	87,570		1,977,878
Legal & General Group	109,700		359,582
Persimmon	30,980		850,620
Rio Tinto	1,800		130,530
Shell	13,041		386,236
SSE	8,140		181,898
Taylor Wimpey	238,080		390,792
			9,168,965
Total Common Stocks (cost $62,237,799)			71,961,060

Exchange-Traded Funds - .6%
United States - .6%
iShares MSCI EAFE ETF (cost $426,437)	6,390	[b]	447,364

	Preferred Dividend Yield (%)
Preferred Stocks - .8%
Brazil - .6%
Gerdau	16.19	75,000		455,755
South Korea - .2%
Samsung Electronics	2.77	3,580		175,308
Total Preferred Stocks (cost $639,501)				631,063
	Maturity Date	Number of Warrants
Warrants - .0%
Thailand - .0%
BTS Group Holdings	11/20/2026	11,346		129
BTS Group Holdings	11/07/2024	5,673		76
BTS Group Holdings	9/05/2022	2,836		15
Total Warrants (cost $0)				220
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,399)	0.80	4,399	[c]	4,399

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $455,472)	0.80	455,472	[c]	455,472
Total Investments (cost $63,763,608)		99.0%		73,499,578
Cash and Receivables (Net)		1.0%		710,048
Net Assets		100.0%		74,209,626

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $442,883 and the value of the collateral was $455,472. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	9,668,164	62,292,896	††	-	71,961,060
Equity Securities - Preferred Stocks	455,755	175,308	††	-	631,063
Exchange-Traded Funds	447,364	-		-	447,364
Investment Companies	459,871	-		-	459,871
Warrants	220	-		-	220

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized appreciation on investments was $9,735,970, consisting of $14,310,733 gross unrealized appreciation and $4,574,763 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.